Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 39,991	€ 38,244
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	59	59
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,085	4,169
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,349	1,240
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,560	1,625
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,432	1,390
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	23	248
Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30,483	29,514
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,485	8,706
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	59	59
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,085	4,169
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,349	1,240
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,560	1,624
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,425	1,383
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		223
Americas [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	8
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30,505	29,537
The Netherlands [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	7
The Netherlands [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	23	25
The Netherlands [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30,476	29,505
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	142	261
Past due and impaired [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	86
Past due and impaired [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Past due and impaired [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 139	€ 173